SCHWABFUNDS-Registered Trademark-



               SCHWAB
               GOVERNMENT
               CASH RESERVES



               Semiannual Report
               June 30, 1999

SCHWAB GOVERNMENT CASH RESERVES

We're pleased to bring you this report for the Schwab Government Cash Reserves (the fund) for the six-month period ended June 30, 1999. In the following pages, we'll provide you with an overview of the economic events that occurred over the past six months and explain how we positioned the fund to respond to these events.

During the reporting period, the fund continued to provide investors with current income combined with stability of capital and liquidity. In addition, it also offered the convenient automatic investment ("sweep") of cash balances in your Schwab Access-TM- account.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
Market Overview                                    2
----------------------------------------------------
Portfolio Management                               5
----------------------------------------------------
Fund Performance and Portfolio
 Composition                                       6
----------------------------------------------------
Glossary of Terms                                  7
----------------------------------------------------
Portfolio Highlights                               8
----------------------------------------------------
Financial Statements and Notes                     9
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have witnessed sharp drops and big recoveries, sometimes within the same day. After enjoying favorable market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of the recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All these trends serve to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles:
Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long run.

The support of investors like you has helped Charles Schwab Investment Management, Inc.-Registered Trademark- (CSIM) become one of the largest and fastest growing mutual fund families in the nation. CSIM now manages more than $94 billion in assets on behalf of approximately 3.9 million SchwabFunds shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Please contact us toll free at 800-435-4000 with your questions or comments. As always, we look forward to serving your investment needs.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 1999

 YEAR 2000 ISSUES

  One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

  The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similiar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund adminstration, fund performance or securities markets in general.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion as indicated by the 3.3% real growth rate for the first six months of 1999.

The second quarter growth rate of 2.3% marks the 33rd consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending, coupled with record domestic stock market levels and its associated wealth effect, continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GROSS DOMESTIC PRODUCT
Quarterly Percentage Change (Annualized
Rate)
Q1 1990                                            3.9%
Q2 1990                                            1.2%
Q3 1990                                           -1.9%
Q4 1990                                           -4.0%
Q1 1991                                           -2.1%
Q2 1991                                            1.8%
Q3 1991                                            1.0%
Q4 1991                                            1.0%
Q1 1992                                            4.7%
Q2 1992                                            2.5%
Q3 1992                                            3.0%
Q4 1992                                            4.3%
Q1 1993                                            0.1%
Q2 1993                                            2.0%
Q3 1993                                            2.1%
Q4 1993                                            5.3%
Q1 1994                                            3.0%
Q2 1994                                            4.7%
Q3 1994                                            1.8%
Q4 1994                                            3.6%
Q1 1995                                            1.7%
Q2 1995                                            0.4%
Q3 1995                                            3.3%
Q4 1995                                            2.8%
Q1 1996                                            3.3%
Q2 1996                                            6.1%
Q3 1996                                            2.1%
Q4 1996                                            4.2%
Q1 1997                                            4.2%
Q2 1997                                            4.0%
Q3 1997                                            4.2%
Q4 1997                                            3.0%
Q1 1998                                            5.5%
Q2 1998                                            1.8%
Q3 1998                                            3.7%
Q4 1998                                            6.0%
Q1 1999                                            4.3%
Q2 1999                                            2.3%
Source: BLOOMBERG L.P.

The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the 4.3% rate experienced during 1998. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors fueling this lengthy expansion.

Last year's concerns over the impact of international economic problems have been displaced by concerns about imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the negative savings rate. Going forward, consumers' behavior in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

Labor markets continue to be extremely tight in many areas of the country. After declining to 4.2% in May--the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in June. While the pace of growth in the labor force slowed during the first six months of 1999 there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the following page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.8%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.1%
Jun-94                             6.1%
Jul-94                             6.3%
Aug-94                             6.0%
Sep-94                             5.8%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.5%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.3%
Apr-95                             5.8%
May-95                             5.8%
Jun-95                             5.6%
Jul-95                             5.6%
Aug-95                             5.7%
Sep-95                             5.6%
Oct-95                             5.5%
Nov-95                             5.7%
Dec-95                             5.6%
Jan-96                             5.6%
Feb-96                             5.5%
Mar-96                             5.6%
Apr-96                             5.5%
May-96                             5.6%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.1%
Sep-96                             5.2%
Oct-96                             5.2%
Nov-96                             5.3%
Dec-96                             5.4%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.1%
Apr-97                             5.0%
May-97                             4.7%
Jun-97                             5.0%
Jul-97                             4.7%
Aug-97                             4.9%
Sep-97                             4.7%
Oct-97                             4.7%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.5%
Feb-98                             4.6%
Mar-98                             4.6%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.5%
Oct-98                             4.5%
Nov-98                             4.4%
Dec-98                             4.3%
Jan-99                             4.3%
Feb-99                             4.4%
Mar-99                             4.2%
Apr-99                             4.3%
May-99                             4.2%
Jun-99                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained during the first six months of 1999. The Consumer Price Index rose just 2.0% for the year ended June 30, 1999 while its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, showed prices rising at an annual rate of 2.1% during the second quarter. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.2% for the year ended June 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

                                                    Quarterly Employment Cost Index   Monthly Consumer Price Index
Jan-90                                                         5.5%                           5.2%
Feb-90                                                         5.5%                           5.3%
Mar-90                                                         5.5%                           5.2%
Apr-90                                                         5.4%                           4.7%
May-90                                                         5.4%                           4.4%
Jun-90                                                         5.4%                           4.7%
Jul-90                                                         5.2%                           4.8%
Aug-90                                                         5.2%                           5.6%
Sep-90                                                         5.2%                           6.2%
Oct-90                                                         4.9%                           6.3%
Nov-90                                                         4.9%                           6.3%
Dec-90                                                         4.9%                           6.1%
Jan-91                                                         4.6%                           5.7%
Feb-91                                                         4.6%                           5.3%
Mar-91                                                         4.6%                           4.9%
Apr-91                                                         4.6%                           4.9%
May-91                                                         4.6%                           5.0%
Jun-91                                                         4.6%                           4.7%
Jul-91                                                         4.3%                           4.4%
Aug-91                                                         4.3%                           3.8%
Sep-91                                                         4.3%                           3.4%
Oct-91                                                         4.3%                           2.9%
Nov-91                                                         4.3%                           3.0%
Dec-91                                                         4.3%                           3.1%
Jan-92                                                         4.0%                           2.6%
Feb-92                                                         4.0%                           2.8%
Mar-92                                                         4.0%                           3.2%
Apr-92                                                         3.6%                           3.2%
May-92                                                         3.6%                           3.0%
Jun-92                                                         3.6%                           3.1%
Jul-92                                                         3.5%                           3.2%
Aug-92                                                         3.5%                           3.1%
Sep-92                                                         3.5%                           3.0%
Oct-92                                                         3.5%                           3.2%
Nov-92                                                         3.5%                           3.0%
Dec-92                                                         3.5%                           2.9%
Jan-93                                                         3.5%                           3.3%
Feb-93                                                         3.5%                           3.2%
Mar-93                                                         3.5%                           3.1%
Apr-93                                                         3.6%                           3.2%
May-93                                                         3.6%                           3.2%
Jun-93                                                         3.6%                           3.0%
Jul-93                                                         3.6%                           2.8%
Aug-93                                                         3.6%                           2.8%
Sep-93                                                         3.6%                           2.7%
Oct-93                                                         3.5%                           2.8%
Nov-93                                                         3.5%                           2.7%
Dec-93                                                         3.5%                           2.7%
Jan-94                                                         3.2%                           2.5%
Feb-94                                                         3.2%                           2.5%
Mar-94                                                         3.2%                           2.5%
Apr-94                                                         3.2%                           2.4%
May-94                                                         3.2%                           2.3%
Jun-94                                                         3.2%                           2.5%
Jul-94                                                         3.2%                           2.8%
Aug-94                                                         3.2%                           2.9%
Sep-94                                                         3.2%                           3.0%
Oct-94                                                         3.0%                           2.6%
Nov-94                                                         3.0%                           2.7%
Dec-94                                                         3.0%                           2.7%
Jan-95                                                         2.9%                           2.8%
Feb-95                                                         2.9%                           2.9%
Mar-95                                                         2.9%                           2.9%
Apr-95                                                         2.9%                           3.1%
May-95                                                         2.9%                           3.2%
Jun-95                                                         2.9%                           3.0%
Jul-95                                                         2.7%                           2.8%
Aug-95                                                         2.7%                           2.6%
Sep-95                                                         2.7%                           2.5%
Oct-95                                                         2.7%                           2.8%
Nov-95                                                         2.7%                           2.6%
Dec-95                                                         2.7%                           2.5%
Jan-96                                                         2.8%                           2.7%
Feb-96                                                         2.8%                           2.7%
Mar-96                                                         2.8%                           2.8%
Apr-96                                                         2.9%                           2.9%
May-96                                                         2.9%                           2.9%
Jun-96                                                         2.9%                           2.8%
Jul-96                                                         2.8%                           3.0%
Aug-96                                                         2.8%                           2.9%
Sep-96                                                         2.8%                           3.0%
Oct-96                                                         2.9%                           3.0%
Nov-96                                                         2.9%                           3.3%
Dec-96                                                         2.9%                           3.3%
Jan-97                                                         2.9%                           3.0%
Feb-97                                                         2.9%                           3.0%
Mar-97                                                         2.9%                           2.8%
Apr-97                                                         2.8%                           2.5%
May-97                                                         2.8%                           2.2%
Jun-97                                                         2.8%                           2.3%
Jul-97                                                         3.0%                           2.2%
Aug-97                                                         3.0%                           2.2%
Sep-97                                                         3.0%                           2.2%
Oct-97                                                         3.3%                           2.1%
Nov-97                                                         3.3%                           1.8%
Dec-97                                                         3.3%                           1.7%
Jan-98                                                         3.3%                           1.6%
Feb-98                                                         3.3%                           1.4%
Mar-98                                                         3.3%                           1.4%
Apr-98                                                         3.5%                           1.4%
May-98                                                         3.5%                           1.7%
Jun-98                                                         3.5%                           1.7%
Jul-98                                                         3.7%                           1.7%
Aug-98                                                         3.7%                           1.6%
Sep-98                                                         3.7%                           1.5%
Oct-98                                                         3.4%                           1.5%
Nov-98                                                         3.4%                           1.5%
Dec-98                                                         3.4%                           1.6%
Jan-99                                                         3.0%                           1.7%
Feb-99                                                         3.0%                           1.6%
Mar-99                                                         3.0%                           1.7%
Apr-99                                                         3.2%                           2.3%
May-99                                                         3.2%                           2.1%
Jun-99                                                         3.2%                           2.0%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of acceleration in core inflation, the Federal Reserve has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and has grown at a very strong 2.4% annualized rate for the first half of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    ASSET CLASS TOTAL RETURN PERFORMANCE
          TOTAL RETURN PERFORMANCE
   GROWTH OF A HYPOTHETICAL $1 INVESTMENT

                                                     MSCE-EAFE                    Russell 2000      Lehman Aggregate
                                                       Index       S&P 500 Index     Index             Bond Index
Dec-98                                                 $1.00           $1.00         $1.00               $1.00
Jan-99                                                  1.00            1.04          1.01                1.01
Feb-99                                                  0.97            1.01          0.93                0.99
Mar-99                                                  1.01            1.05          0.95                0.99
Apr-99                                                  1.05            1.09          1.03                1.00
May-99                                                  1.00            1.06          1.04                0.99
Jun-99                                                  1.04            1.12          1.09                0.99

COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 12.4% for the six-month period ended June 30, 1999. Within the S&P 500, value stocks displaced growth stocks as the strongest performing style for the period. Small-cap stocks, as represented by the Russell
2000-Registered Trademark- Index, produced a 9.3% return for the six-month reporting period.

Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI-EAFE-Registered Trademark- Index, produced a 4.0% total return for the six-month reporting period.

Fixed income returns were generally weak for the reporting period, reflecting the moderate rise in intermediate- and long-term interest rates. Bonds, as represented by the Lehman Brothers Aggregate Bond Index, had a negative return of 1.4% for the six-month reporting period.

TREASURY BOND YIELDS

Following a trend that began in October 1998, both long-term and intermediate-term yields continued to climb during the reporting period. Scaled back concerns about the impact of international economic problems and the continued strong growth of the domestic economy were the primary drivers of this upward trend in yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                            30-Year Treasury  Five-Year Treasury
                               Bond Yield        Note Yield
01/01/99                         5.10%             4.54%
01/04/99                         5.15%             4.56%
01/05/99                         5.21%             4.62%
01/06/99                         5.16%             4.57%
01/07/99                         5.22%             4.63%
01/08/99                         5.27%             4.73%
01/11/99                         5.31%             4.79%
01/12/99                         5.22%             4.67%
01/13/99                         5.13%             4.56%
01/14/99                         5.06%             4.46%
01/15/99                         5.11%             4.55%
01/18/99                         5.12%             4.55%
01/19/99                         5.15%             4.61%
01/20/99                         5.17%             4.64%
01/21/99                         5.13%             4.56%
01/22/99                         5.08%             4.52%
01/25/99                         5.12%             4.55%
01/26/99                         5.13%             4.58%
01/27/99                         5.13%             4.55%
01/28/99                         5.11%             4.56%
01/29/99                         5.09%             4.55%
02/01/99                         5.18%             4.64%
02/02/99                         5.24%             4.70%
02/03/99                         5.25%             4.73%
02/04/99                         5.29%             4.79%
02/05/99                         5.35%             4.86%
02/08/99                         5.34%             4.84%
02/09/99                         5.30%             4.80%
02/10/99                         5.37%             4.82%
02/11/99                         5.37%             4.84%
02/12/99                         5.42%             4.96%
02/15/99                         5.43%             4.98%
02/16/99                         5.34%             4.94%
02/17/99                         5.31%             4.90%
02/18/99                         5.38%             4.97%
02/19/99                         5.39%             4.99%
02/22/99                         5.36%             4.94%
02/23/99                         5.43%             5.04%
02/24/99                         5.51%             5.12%
02/25/99                         5.65%             5.29%
02/26/99                         5.58%             5.22%
03/01/99                         5.67%             5.31%
03/02/99                         5.61%             5.23%
03/03/99                         5.70%             5.29%
03/04/99                         5.70%             5.31%
03/05/99                         5.60%             5.22%
03/08/99                         5.59%             5.19%
03/09/99                         5.53%             5.10%
03/10/99                         5.55%             5.12%
03/11/99                         5.56%             5.12%
03/12/99                         5.53%             5.06%
03/15/99                         5.52%             5.06%
03/16/99                         5.48%             5.02%
03/17/99                         5.51%             5.04%
03/18/99                         5.49%             5.01%
03/19/99                         5.56%             5.08%
03/22/99                         5.57%             5.12%
03/23/99                         5.54%             5.05%
03/24/99                         5.53%             5.06%
03/25/99                         5.59%             5.10%
03/26/99                         5.59%             5.08%
03/29/99                         5.64%             5.13%
03/30/99                         5.58%             5.05%
03/31/99                         5.63%             5.10%
04/01/99                         5.67%             5.14%
04/02/99                         5.60%             5.05%
04/05/99                         5.59%             5.05%
04/06/99                         5.52%             4.99%
04/07/99                         5.50%             5.01%
04/08/99                         5.44%             4.94%
04/09/99                         5.46%             4.96%
04/12/99                         5.45%             4.96%
04/13/99                         5.49%             5.00%
04/14/99                         5.51%             5.03%
04/15/99                         5.53%             5.06%
04/16/99                         5.57%             5.11%
04/19/99                         5.52%             5.03%
04/20/99                         5.51%             5.03%
04/21/99                         5.52%             5.08%
04/22/99                         5.60%             5.13%
04/23/99                         5.60%             5.14%
04/26/99                         5.58%             5.11%
04/27/99                         5.54%             5.10%
04/28/99                         5.58%             5.14%
04/29/99                         5.53%             5.08%
04/30/99                         5.66%             5.21%
05/03/99                         5.66%             5.21%
05/04/99                         5.71%             5.26%
05/05/99                         5.71%             5.25%
05/06/99                         5.79%             5.36%
05/07/99                         5.81%             5.37%
05/10/99                         5.79%             5.36%
05/11/99                         5.83%             5.41%
05/12/99                         5.83%             5.37%
05/13/99                         5.75%             5.29%
05/14/99                         5.92%             5.50%
05/17/99                         5.89%             5.50%
05/18/99                         5.89%             5.56%
05/19/99                         5.80%             5.53%
05/20/99                         5.83%             5.53%
05/21/99                         5.75%             5.43%
05/24/99                         5.76%             5.42%
05/25/99                         5.75%             5.41%
05/26/99                         5.80%             5.51%
05/27/99                         5.85%             5.59%
05/28/99                         5.83%             5.58%
05/31/99                         5.83%             5.58%
06/01/99                         5.92%             5.72%
06/02/99                         5.93%             5.72%
06/03/99                         5.96%             5.74%
06/04/99                         5.96%             5.73%
06/07/99                         5.97%             5.71%
06/08/99                         5.99%             5.73%
06/09/99                         6.03%             5.80%
06/10/99                         6.06%             5.85%
06/11/99                         6.16%             5.91%
06/14/99                         6.10%             5.87%
06/15/99                         6.11%             5.86%
06/16/99                         6.07%             5.80%
06/17/99                         5.96%             5.66%
06/18/99                         5.97%             5.73%
06/21/99                         6.02%             5.79%
06/22/99                         6.06%             5.82%
06/23/99                         6.15%             5.91%
06/24/99                         6.16%             5.90%
06/25/99                         6.15%             5.89%
06/28/99                         6.09%             5.83%
06/29/99                         6.07%             5.81%
06/30/99                         5.96%             5.64%
Source: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased marginally, but remained within a narrow range throughout most of the reporting period. Until the April CPI report release, the economy had demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications of potential Federal Reserve action. After April's unexpectedly high CPI report, the Federal Reserve adopted a "tightening" bias in May, and then, in June, announced a 0.25% increase in the Federal Funds Rate and a return to a "neutral" bias. The Federal Reserve has expressed concern that a potential buildup of inflationary imbalances could undermine the favorable performance of the economy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999 YIELDS ON 90-DAY COMMERCIAL PAPER
AND THREE-MONTH TREASURY BILLS

                            Three-Month          90-Day
                           Treasury Bill     Commercial Paper
01/04/99                       4.47%              4.80%
01/05/99                       4.49%              4.80%
01/06/99                       4.45%              4.75%
01/07/99                       4.43%              4.79%
01/08/99                       4.47%              4.78%
01/11/99                       4.50%              4.80%
01/12/99                       4.48%              4.79%
01/13/99                       4.42%              4.80%
01/14/99                       4.42%              4.79%
01/15/99                       4.43%              4.78%
01/19/99                       4.38%              4.77%
01/20/99                       4.37%              4.76%
01/21/99                       4.28%              4.76%
01/22/99                       4.34%              4.75%
01/25/99                       4.42%              4.74%
01/26/99                       4.47%              4.75%
01/27/99                       4.42%              4.75%
01/28/99                       4.49%              4.75%
01/29/99                       4.45%              4.74%
02/01/99                       4.52%              4.75%
02/02/99                       4.53%              4.76%
02/03/99                       4.48%              4.75%
02/04/99                       4.47%              4.76%
02/05/99                       4.49%              4.76%
02/08/99                       4.50%              4.78%
02/09/99                       4.51%              4.79%
02/10/99                       4.46%              4.78%
02/11/99                       4.51%              4.78%
02/12/99                       4.52%              4.79%
02/16/99                       4.51%              4.80%
02/17/99                       4.52%              4.79%
02/18/99                       4.54%              4.81%
02/19/99                       4.56%              4.80%
02/22/99                       4.60%              4.79%
02/23/99                       4.66%              4.81%
02/24/99                       4.65%              4.81%
02/25/99                       4.63%              4.81%
02/26/99                       4.67%              4.82%
03/01/99                       4.69%              4.83%
03/02/99                       4.64%              4.83%
03/03/99                       4.59%              4.83%
03/04/99                       4.60%              4.82%
03/05/99                       4.60%              4.84%
03/08/99                       4.61%              4.82%
03/09/99                       4.58%              4.80%
03/10/99                       4.58%              4.81%
03/11/99                       4.59%              4.82%
03/12/99                       4.59%              4.81%
03/15/99                       4.58%              4.81%
03/16/99                       4.53%              4.81%
03/17/99                       4.51%              4.80%
03/18/99                       4.49%              4.81%
03/19/99                       4.49%              4.81%
03/22/99                       4.50%              4.82%
03/23/99                       4.48%              4.81%
03/24/99                       4.48%              4.81%
03/25/99                       4.50%              4.80%
03/26/99                       4.49%              4.81%
03/29/99                       4.49%              4.80%
03/30/99                       4.47%              4.82%
03/31/99                       4.48%              4.82%
04/01/99                       4.41%              4.80%
04/02/99                       4.39%              4.84%
04/05/99                       4.39%              4.81%
04/06/99                       4.39%              4.82%
04/07/99                       4.41%              4.80%
04/08/99                       4.39%              4.80%
04/09/99                       4.35%              4.79%
04/12/99                       4.32%              4.79%
04/13/99                       4.27%              4.79%
04/14/99                       4.28%              4.80%
04/15/99                       4.32%              4.80%
04/16/99                       4.31%              4.77%
04/19/99                       4.32%              4.79%
04/20/99                       4.38%              4.78%
04/21/99                       4.34%              4.80%
04/22/99                       4.38%              4.78%
04/23/99                       4.41%              4.76%
04/26/99                       4.45%              4.77%
04/27/99                       4.48%              4.73%
04/28/99                       4.36%              4.78%
04/29/99                       4.50%              4.79%
04/30/99                       4.54%              4.78%
05/03/99                       4.58%              4.78%
05/04/99                       4.60%              4.79%
05/05/99                       4.59%              4.80%
05/06/99                       4.60%              4.79%
05/07/99                       4.60%              4.79%
05/10/99                       4.58%              4.78%
05/11/99                       4.58%              4.79%
05/12/99                       4.58%              4.79%
05/13/99                       4.57%              4.79%
05/14/99                       4.65%              4.80%
05/17/99                       4.64%              4.83%
05/18/99                       4.65%              4.81%
05/19/99                       4.60%              4.85%
05/20/99                       4.59%              4.83%
05/21/99                       4.58%              4.84%
05/24/99                       4.61%              4.84%
05/25/99                       4.64%              4.83%
05/26/99                       4.63%              4.83%
05/27/99                       4.63%              4.85%
05/28/99                       4.64%              4.86%
06/01/99                       4.66%              4.86%
06/02/99                       4.73%              4.86%
06/03/99                       4.61%              4.89%
06/04/99                       4.54%              4.86%
06/07/99                       4.50%              4.91%
06/08/99                       4.61%              4.89%
06/09/99                       4.59%              4.90%
06/10/99                       4.68%              4.90%
06/11/99                       4.73%              4.91%
06/14/99                       4.66%              5.00%
06/15/99                       4.72%              5.00%
06/16/99                       4.64%              5.01%
06/17/99                       4.62%              4.99%
06/18/99                       4.65%              5.00%
06/21/99                       4.67%              5.00%
06/22/99                       4.74%              5.01%
06/23/99                       4.72%              5.03%
06/24/99                       4.72%              5.03%
06/25/99                       4.79%              5.06%
06/28/99                       4.79%              5.13%
06/29/99                       4.82%              5.12%
06/30/99                       4.78%              5.17%
Source: BLOOMBERG L.P.

  NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT
  TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Cash Reserves, Schwab Government Money Fund, and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB GOVERNMENT CASH RESERVES

YIELD SUMMARY AS OF 6/30/99(1)

------------------------------------------------------------------------------
Seven-Day Yield                                               3.98%
------------------------------------------------------------------------------
Seven-Day Effective Yield                                     4.06%
------------------------------------------------------------------------------

 Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

(1) A portion of the fund's fees was reduced during the reporting period. Without this reduction, as of 6/30/99, the seven-day and seven-day effective yields for the fund would have been 3.72% and 3.79%, respectively.

PORTFOLIO COMPOSITION

The Schwab Government Cash Reserves invests exclusively in short-term U.S. government securities and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 1999, and is not indicative of the holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 1999 is provided in the Schedule of Investments later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                              OF FUND INVESTMENTS
                                 as of 6/30/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Government Securities      96.8%
Repurchase Agreements            3.2%

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99(1)

------------------------------------------------
Last seven days                            3.98%
------------------------------------------------
Last three months                          3.93%
------------------------------------------------
Last 12 months                             4.22%
------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                          3/31/99    6/30/99
-----------------------------------------------------------
0-15 days                                  13.9%      23.4%
-----------------------------------------------------------
16-30 days                                 21.0%       7.0%
-----------------------------------------------------------
31-60 days                                 49.9%      30.8%
-----------------------------------------------------------
61-90 days                                  8.3%      30.9%
-----------------------------------------------------------
91-120 days                                 0.0%       4.1%
-----------------------------------------------------------
More than 120 days                          6.9%       3.8%
-----------------------------------------------------------
Weighted average                         48 days    51 days
-----------------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1999 (unaudited)

                                  Par         Value
                                 -----      -------
U.S. GOVERNMENT SECURITIES -- 96.9%
COUPON NOTES -- 3.1%
Federal Home Loan Bank
   4.95%, 02/17/00               $ 520       $  520
Federal Home Loan Mortgage
  Corporation
   7.13%, 07/21/99               1,400        1,402
                                            -------
                                              1,922
                                            -------
DISCOUNT NOTES -- 93.8%
Federal Home Loan Mortgage
  Corporation
   4.81%, 07/01/99               4,000        4,000
   4.76%, 07/02/99               1,500        1,500
   4.79%, 07/12/99               1,506        1,504
   4.82%, 07/12/99                 983          982
   4.78%, 07/13/99               2,700        2,696
   4.80%, 07/23/99               3,000        2,991
   4.80%, 08/06/99               1,000          995
   4.85%, 08/11/99               2,000        1,989
   4.94%, 08/12/99               3,833        3,811
   4.86%, 08/16/99               1,193        1,186
   4.92%, 08/16/99               2,434        2,419
   4.86%, 08/19/99               1,800        1,788
   4.99%, 08/23/99               2,000        1,985
   4.90%, 08/24/99               2,000        1,985
   5.02%, 09/02/99               1,000          991
   4.92%, 09/03/99               1,000          992
   4.84%, 09/09/99                 941          932
   5.00%, 09/09/99               1,220        1,208
   4.83%, 09/10/99               4,000        3,963
   5.03%, 09/16/99               1,000          989
   4.81%, 09/17/99               1,000          990
   4.85%, 09/24/99               2,500        2,472
   5.14%, 09/28/99               1,000          988
   4.92%, 09/30/99               1,605        1,585
   4.83%, 10/12/99               1,000          987
   5.07%, 11/22/99                 891          873


                                  Par         Value
                                 -----      -------
Federal National Mortgage Association
   4.77%, 07/13/99              $2,000      $ 1,997
   4.81%, 08/02/99                 940          936
   4.95%, 08/13/99               1,000          994
   4.98%, 08/27/99               1,268        1,258
   4.97%, 09/08/99                 950          941
   5.07%, 09/08/99               1,000          990
   5.02%, 09/15/99               2,000        1,979
   4.88%, 09/16/99               1,000          990
   4.87%, 09/17/99               1,000          990
   5.02%, 11/05/99               1,00           983
                                            -------
                                             58,859
                                            -------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $60,781)                             60,781
                                            -------
                                Maturity
                                  Value
                               ---------
REPURCHASE AGREEMENTS -- 3.2% (a)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collaterized by U.S. Government
  Securities
   5.10% Issue 06/30/99
        Due       07/01/99       2,030        2,029
                                            -------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,029)                               2,029
                                            =======
TOTAL INVESTMENTS -- 100.1%
(Cost $62,810)                               62,810
                                            -------
OTHER ASETS AND LIABILITIES -- (0.1%)
  Other assets                                   88
  Liabilities                                  (163)
                                            -------
                                                (75)
                                            -------
TOTAL NET ASSETS-- 100.0%                   $62,735
                                            =======

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 1999 (unaudited)



Yields shown are effective yields at the time of purchase, except for U.S. government coupon notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.
(a) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to to seven day putable demand features for liquidity purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1999 (unaudited)

ASSETS
Investments, at value (Cost: $62,810)                                   $62,810
Receivables:
  Interest                                                                   54
Prepaid expenses                                                             34
                                                                        -------
     Total assets                                                        62,898
                                                                        -------
LIABILITIES
Payables:
   Dividends                                                                102
   Investment advisory and administration fees                                2
   Transfer agency and shareholder service fees                               5
Other liabilities                                                            54
                                                                        -------

       TOTAL LIABILITIES                                                    163
                                                                        -------
Net assets applicable to outstanding shares                             $62,735
                                                                        =======
NET ASSETS CONSIST OF:
Paid-in capital                                                         $62,736
Accumulated net realized loss on investments sold                            (1)
                                                                        -------
                                                                        $62,735
                                                                        =======
PRICING OF SHARES
Outstanding shares, $0.00001 par value
 (unlimited shares authorized)                                           62,736
Net asset value, offering and redemption price per share                 $ 1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 1999 (unaudited)

Interest income                                                          $1,020
                                                                         ------
Expenses:
   Investment advisory and administration fees                               88
   Transfer agency and shareholder service fees                              94
   Transaction service fees                                                  40
   Custodian and portfolio accounting fees                                   18
   Registration fees                                                         15
   Professional fees                                                          6
   Shareholder reports                                                        4
   Trustees' fees                                                             2
   Insurance and other expenses                                               1
                                                                         ------
                                                                            268
Less: expenses reduced (see Note 4)                                         (70)
                                                                         ------
     Total expenses incurred by fund                                        198
                                                                         ------
Net investment income                                                       822
                                                                         ------
Increase in net assets resulting from operations                         $  822
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS (in thousands)




                                                                               Six months
                                                                                  ended         Year ended
                                                                              June 30, 1999    December 31,
                                                                               (unaudited)         1998 1
                                                                            -----------------  ------------

Operations:
   Net investment income                                                        $     822        $    297
   Net realized loss on investments sold                                               --              (1)
                                                                                ---------        --------
   Increase in net assets resulting from operations                                   822             296
                                                                                ---------        --------

Dividends to shareholders from net investment income (see Note 2):                   (822)           (297)
                                                                                ---------        --------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                                      296,900         103,720
   Net asset value of shares issued in reinvestment of dividends                      783             175
   Less payments for shares redeemed                                             (260,204)        (78,638)
                                                                                ---------        --------
   Increase in net assets from capital share transactions                          37,479          25,257
                                                                                ---------        --------
     Total increase in net assets                                                  37,479          25,256
Net assets:
   Beginning of period                                                             25,256              --
                                                                                ---------        --------
   End of period                                                                $  62,735        $ 25,256
                                                                                =========        ========

1 For the period from April 1, 1998 (commencement of operations) to December 31, 1998.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS


                                                          1999 1        1998 2
                                                         -------       -------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                   $  1.00       $  1.00
                                                         -------       -------
From investment operations:
   Net investment income                                    0.02          0.03
                                                         -------       -------

   Total from investment operations                         0.02          0.03
Less distributions:
   Dividends from net investment income                    (0.02)        (0.03)
                                                         -------       -------
   Total distributions                                     (0.02)        (0.03)
                                                         -------       -------
NET ASSET VALUE AT END OF PERIOD                         $  1.00       $  1.00
                                                         =======       =======

Total return (%)                                            1.98**        3.46**
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average net assets       0.95*         0.95*
Reductions reflected in above expense ratio                 0.34*         0.77*
Ratio of net investment income to average net assets        3.95*         4.41*
Net assets, end of period (000s)                         $62,735       $25,256


1  For the six months ended June 30, 1999 (unaudited).
2 For the period from April 1, 1998 (commencement of operations) to December 31, 1998.
*  Annualized.
** Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1999 (unaudited)
(All dollar amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUND

Schwab Government Cash Reserves (the "fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(registration mark) Schwab Institutional Advantage Money Fund(registration mark) and Schwab Retirement Money Fund.(registration mark) the assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to May 1, 1999 the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of the fund's average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended June 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The fund incurred fees aggregating $2 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab voluntarily agree that the fund's total operating expenses will not exceed 0.95% of the fund's average daily net assets, after reductions. For the purpose of this voluntary agreement operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1999, the total of such reductions by the investment adviser was $70.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWAB FUNDS FAMILY-REGISTERED TRADEMARK-

The Schwab Funds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage
Investments-Registered Trademark-.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                        [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. (0099-2264) MKT3856-1 (7/99)